Other disclosures - Fair value available-for-sale (Details) - Equity instruments - Financial assets available for sale, category - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	€ 1,211	€ 1,349
At cost
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	€ 1,211	€ 1,349